Lines of credit (Tables)	12 Months Ended
Dec. 31, 2025
Lines Of Credit
Schedule of lines of credit activity

Lines of Credit	Total
Balance, December 31, 2023	$17,956,033
Advances received on lines of credit	427,839
Interest incurred on lines of credit	1,731,665
Repayment of interest on lines of credit	(257,666)
Balance, December 31, 2024	19,857,871
Advances received on lines of credit	1,825,503
Interest incurred on lines of credit	1,834,134
Repayment of interest on lines of credit	(276,556)
Transferred to promissory notes payable to related parties	(44,412)
Balance, December 31, 2025	$23,196,540

Schedule of lines of credit

Creditor	Interest Rate	Borrowing Limit	Repayment Terms	Principal Borrowed	Accrued Interest	Total Outstanding	Security	Purpose
Chairman and CEO	1% per Month	$10,300,000	Due on Demand	$10,300,000	$5,691,713	$15,991,713	General Security over Assets	General Corporate Requirements
VP	1% per Month	5,000,000	Due on Demand	4,957,256	1,089,287	6,046,543	General Security over Assets	General Corporate Requirements
KWC	8% per Annum	1,166,700		1,162,519	(4,235)	1,158,284	General Security over Assets	General Corporate Requirements
Total		$16,466,700		$16,419,775	6,776,765	23,196,540

As of December 31, 2024, the Company has two lines of credit as follows:

Creditor	Interest Rate	Borrowing Limit	Repayment Terms	Principal Borrowed	Accrued Interest	Total Outstanding	Security	Purpose
CEO	1% per Month	$10,300,000	Due on Demand	$10,300,000	$4,492,099	$14,792,099	General Security over Assets	General Corporate Requirements
VP	1% per Month	5,000,000	Due on Demand	4,338,684	727,088	5,065,772	General Security over Assets	General Corporate Requirements
Total		$15,300,000		$14,638,684	$5,219,187	$19,857,871